                                       Filed with the Securities and Exchange Commission on April 9, 2008

                                                                                                                   File Nos. 333-141909
                                                                                                                              811-09327

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                                                             UNITED STATES
                                                  SECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549

                                                               FORM N-4

                                        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                    Post-Effective Amendment No. 4
                                                                  And

                                    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                    Post-Effective Amendment No. 82

                                            ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                                      (Exact Name of Registrant)

                                                    ALLSTATE LIFE INSURANCE COMPANY
                                                          (Name of Depositor)

                                                           3100 Sanders Road
                                                         Northbrook, IL 60062
                                                             847-402-5000
                               (Address and Telephone Number of Depositor's Principal Executive Offices)

                                                          MICHAEL J. VELOTTA
                                         Senior Vice President, Secretary and General Counsel
                                                    Allstate Life Insurance Company
                                                     3100 Sanders Road, Suite J5B
                                                      Northbrook, Illinois 60062
                                                (Name and Address of Agent for Service)

                                                               Copy to:
                                                            ANGELA M. BANDI
                                                           Associate Counsel
                                                    Allstate Life Insurance Company
                                                     3100 Sanders Road, Suite J5B
                                                         Northbrook, IL 60062

Approximate Date of Proposed Offering: Continuous.

It is proposed that this filing will become effective (check appropriate space):

[  ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2008 pursuant to paragraph (b) of Rule 485

[  ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[  ] _____________________on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

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                                                           EXPLANATORY NOTE

Registrant is filing this post-effective amendment ("Amendment") for the sole purpose of designating a new effective date for
Post-Effective Amendment No. 3 to this Registration Statement filed on February 12, 2008.  The new effective date is May 1, 2008.
The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                                                              SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors
Separate Account I, certifies that it meets the requirements of Securities Act Rule 485 (b) for effectiveness of this amended
Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 9th day of April, 2008.

                                            ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                                                             (REGISTRANT)

                                                    ALLSTATE LIFE INSURANCE COMPANY
                                                              (DEPOSITOR)

                                              BY:     /s/MICHAEL J. VELOTTA
                                                      -------------------------------------------------------
                                                      -------------------------------------------------------
                                                      Michael J. Velotta
                                                      Senior Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

*/DAVID A. BIRD                                      Director and Senior Vice President
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David A. Bird

*/MICHAEL B. BOYLE                                   Director and Senior Vice President
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Michael B. Boyle

*/JAMES E. HOHMANN                                   Director, President and Chief Executive Officer
                                                     (Principal Executive Officer)
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James E. Hohmann

*/JOHN C. LOUNDS                                     Director and Senior Vice President
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John C. Lounds

*/SAMUEL H. PILCH                                    Controller and Group Vice President (Principal
                                                     Accounting Officer)
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Samuel H. Pilch

*/JOHN C. PINTOZZI                                   Director, Senior Vice President and Chief Financial
                                                     Officer (Principal Financial Officer)
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*/John C. Pintozzi

*/GEORGE E. REUBENSON                                Director
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George E. Reubenson

*/ERIC A. SIMONSON                                   Director, Senior Vice President and Chief Investment
                                                     Officer
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Eric A. Simonson

*/KEVIN R. SLAWIN                                    Director and Senior Vice President
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Kevin R. Slawin

/s/MICHAEL J. VELOTTA                                Director, Senior Vice President, General Counsel and
                                                     Secretary

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Michael J. Velotta

*/DOUGLAS B. WELCH                                   Director and Senior Vice President
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*/Douglas B. Welch

*/THOMAS J. WILSON II                                Director and Chairman of the Board
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Thomas J. Wilson II

*/ By:  Michael J. Velotta, pursuant to Power of Attorney, previously filed. [GRAPHIC OMITTED][GRAPHIC OMITTED]